Retirement Obligations - Disclosure of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Lump-sum retirement benefits
Provisions
Other provisions at beginning of period	€ 507
Increases	49
Decreases	0
Currency translation adjustments	0
Other provisions at end of period	556
Total Non-current provisions
Provisions
Other provisions at beginning of period	507
Increases	49
Decreases	0
Currency translation adjustments	0
Other provisions at end of period	€ 556